Loss Per Share (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Weighted-average common shares outstanding, diluted	39,872,308	19,187,873
Net loss per share, diluted	$ (4.23)	$ (1.92)